Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Prepaid expenses	$ 836	$ 600
Advances to suppliers	204	220
Deposits for operating leases	222	203
Due from Government institutions	892	182
Other	149	507
Other current assets	$ 2,303	$ 1,712